UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

ANNUAL REPORT	OCTOBER 31, 2018

Investment Adviser: PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

TABLE OF CONTENTS

Shareholders’ Letter	1

Schedule of Investments	5

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018 (UNAUDITED)

SHAREHOLDERS’ LETTER

Dear Shareholder,

We are pleased to offer you the 2018 report for the Dynamic Asset Allocation Fund (the “Fund”) for the year-to-date period ending October 31 2018. Enclosed we provide a discussion of how the Fund was managed and our market outlook going forward during this period.

As of October 31, 2018, on a year-to-date basis, the Dynamic Asset Allocation Fund returned -5.67% on a gross basis underperforming the 60% MSCI ACWI / 40% Bloomberg Barclays Global Treasury Index (or the “60/40”), which returned -3.57%. The Fund seeks a total return objective (CPI + 5% over rolling five year periods), while dynamically managing risk to the 60/40 over full market cycle.

The Fund’s performance during the first quarter of 2018 (January to March 2018) was fairly strong, in continuation of 2017, and driven primarily its allocations to the Japanese yen and the productivity basket*. During this quarter, global markets showed increasing divergence between developed markets and emerging markets. While developed market equities broadly declined, emerging market equities posted positive quarterly gains. US 10-year treasury yields rose based on faster inflation expectations and upgraded domestic growth forecasts; more importantly, the rise in two-year US Treasury yields was even more significant, thereby dragging down the ten-year – two-year yield spread to its narrowest levels since August 2007. The US Dollar continued its weakening trend for the fifth consecutive quarter; on the other hand, the Euro and the Japanese yen appreciated against the US Dollar, while emerging market currencies rose to their highest levels since 2011.

The Fund’s performance during the second quarter of 2018 (March to June 2018) was negatively impacted by its allocations to the Euro, Brazilian Real and Brazilian equities, primarily during the latter half of the quarter. While global equities fared well, gaining 2.0% in the second quarter, global equities declined in June primarily driven by emerging markets based on rising trade tensions. Multiple factors contributed to greater equity market volatility in the second quarter, particularly the ratcheting up of trade tensions. Overall, this quarter saw developed market equities gaining, while emerging market equities declining lead by Chinese as well as Brazilian equities, and the US Dollar reversing its weakening trend, strengthening by almost 5.0%.

The Fund’s performance recovered during the third quarter of 2018 (July to September 2018) and was driven primarily by its allocations to the productivity basket, Japanese equities and US large cap value equities. Amid heightened trade tensions, emerging market equities declined, adding to its year-to-date losses, while developed market equities gained. Robust earnings and macroeconomic continued to drive US equities. Ten-year US Treasury yields ended above 3.0% and two-year US treasury yields ended at 2.8% level by the end of the third quarter. Emerging market currencies declined driven by steep sell-offs in the Brazilian real, Chinese Yuan and Indian rupiah, the latter of which traded near the weakest recorded levels against the US dollar.

More recently, multiple risks in the form of geopolitical tensions, rising interest rates and concerns around slower growth lead to a market sell-off. During October, global equities declined 6.9%, erasing its year-to-date gains. Within developed

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018 (UNAUDITED)

markets, after six months of consecutive gains, US equities posted its worst monthly decline since 2011. Within emerging markets, bearish sentiment in China lead its equities to decline 11% – its fifth consecutive monthly loss. The one bright spot was Brazilian equities, driven by optimism around favorable political election outcomes and promises of fiscal reform going forward. Yields on the ten-year US Treasury reached 3.23% at its highest point during the month. Credit markets declined alongside their equity counterparts as volatility increased to its highest levels since May. The US Dollar gained 2.1%, reaching its highest levels since mid-2017. On the other hand, the Euro and the Japanese Yen declined against the US dollar. Emerging market currencies also declined amidst a broad-based decline in many emerging market currencies with the exception of the Brazilian real. During this period, the Fund’s returns were negatively impacted by its exposures to the productivity basket, Japanese equities and US small cap value equities.

Amid the market sell-off, in early October, we began to witness multiple risks in the forms of interest rate spike, oil price spike and geopolitical tension spike between the US and China. As a result, we de-risked the portfolio, increasing our allocations to US treasuries and concurrently decreased our equity allocations. More recently, we have begun to witness these risks abating and Chinese growth is beginning to stabilize. The global output gap is still decidedly mid-cycle, inflation continues to remain muted, and the Fed’s tightening path increasingly points to a data-driven pause in early 2019; these drivers should be supportive of emerging market assets. One key driver of global growth remains in a precarious situation. China’s slowdown only marginally improved in October as some positive effects of stimulus from the summer began to offset an otherwise deteriorating backdrop. Sentiment remains very weak as a result of a challenging operating environment for private enterprises, compounded by a dearth of credit availability. We anticipate that this deliberate credit starvation should soon turn, signified by accelerating bank and shadow bank lending. The trade truce will be helpful in avoiding additional pain in early 2019.

Within equities, China A-shares seem attractively valued. We continue to find India and Brazil to be attractive markets. The former has secular growth potential, while the latter is at a cyclically conducive phase of growth with potential for structural improvement. Within fixed income, as the Fed approaches ‘neutral’, we see the risk/reward of US Treasuries improving significantly versus a couple of years ago. We have added duration to our portfolios and these allocations have benefitted from the drop in risk appetite. Within alternatives, we continue to expect commodities to provide a diversifying exposure to portfolios as we go into the latter stages of the cycle. Industrial metals – particularly copper – should benefit from a recovery in China’s infrastructure spending.

While 2018 presented a challenge, we are optimistic in the dynamism of our process to selectively find potential opportunities going forward as the environment ahead bodes rising volatility necessitating active investing. We appreciate your investment into the Dynamic Asset Allocation Fund and look forward to continuing to servicing your investment needs in the year ahead.

Warm Regards,

Michael Kelly

*	Productivity Basket is constituted from a blended allocation to stocks of companies that provide productivity-enhancing technologies towards growing capital expenditure intentions globally.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018 (UNAUDITED)

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Definition of Comparative In dex And Other Investment Terms

Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) includes large, mid-, small-, and micro-cap segments for all developed markets countries in the index together with large-, mid-, and small-cap segments for the emerging markets countries. The Bloomberg Barclays Global Treasury Total Return Index tracks fixed-rate local currency government debt of investment grade countries, including both developed and emerging markets. You cannot invest directly in an index.

Bloomberg Barclays Global Treasury Total Return Index includes investment-grade, local-currency denominated sovereign debt. All issues in the index are also part of the Global Aggregate Index and must be fixed-rate, non-convertible debt, and have at least a year-to maturity.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018 (UNAUDITED)

Comparison of Change in the Value of a $1,000,000 Investment in the PineBridge Dynamic Asset Allocation Fund, Institutional Shares, versus a blended benchmark of 60% MSCI ACWI and 40% Bloomberg Barclays Global Treasury Total Return Index, and a blended benchmark of 60% MSCI ACWI and 40% FTSE World Government Bond Index.

	TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return	Annualized Inception to Date*
Institutional Shares	-3.60%	5.14%
Investor Servicing Shares**	-3.81%	5.09%
60% MSCI ACWI/40% Bloomberg Barclays Global Treasury Total Return Index	-0.86%	7.15%
60% MSCI ACWI/40% FTSE World Government Bond Index	-1.02%	7.14%

* The PineBridge Dynamic Asset Allocation Fund, Institutional Shares and Investor Servicing Shares, commenced operations on March 2, 2016.

** The graph is based on only Institutional Shares; performance for Investor Shares would be different due to differences in fee structures.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

SECTOR WEIGHTINGS (Unaudited)†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.4%
	Shares	Value
Australia — 1.4%
Alumina	57,638	$104,082
BHP Billiton	75,622	1,724,901
BlueScope Steel	12,955	131,832
Fortescue Metals Group	36,659	103,840
Rio Tinto	9,711	525,391
South32	120,754	309,553

		2,899,599

Austria — 0.2%
BUWOG	3,052	103,705
Erste Group Bank	2,091	85,261
Raiffeisen Bank International	4,196	114,537
voestalpine	2,699	95,959
Wienerberger	3,198	73,603

		473,065

Belgium — 0.3%
Ackermans & van Haaren	601	94,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Belgium — continued
bpost	2,663	$40,448
Cofinimmo ‡ *	560	67,043
Colruyt	1,551	90,155
KBC Group	3,652	251,908
Melexis	466	30,666
Telenet Group Holding	1,397	67,849

		642,757

Brazil — 2.0%
Ambev ADR	38,851	168,225
B3 - Brasil Bolsa Balcao	30,200	216,590
Banco Bradesco ADR	41,289	378,620
Banco do Brasil	14,700	168,468
Banco Santander Brasil ADR	12,047	136,493
BR Malls Participacoes *	36,000	121,596
Cia Brasileira de Distribuicao ADR	8,063	168,597
Cia Energetica de Minas Gerais ADR	54,165	157,079
Gerdau ADR	36,063	156,874
Itau Unibanco Holding ADR	49,987	658,328
Localiza Rent a Car	11,000	84,536
Lojas Renner	12,900	130,612
M Dias Branco	3,400	40,263
Magazine Luiza	700	31,677
Natura Cosmeticos	6,600	57,337
Petroleo Brasileiro ADR	16,873	274,186
Petroleo Brasileiro ADR, Cl A	22,112	327,700
Rumo *	12,100	53,973
Suzano Papel e Celulose	17,500	176,810
Ultrapar Participacoes ADR	6,352	74,954
Vale ADR, Cl B	35,674	538,677

		4,121,595

Canada — 0.9%
Bank of Montreal	5,310	397,025
Brookfield Asset Management, Cl A	18,770	765,942
BRP	241	9,695
First Quantum Minerals	16,232	162,019
Lundin Mining	15,496	63,681
Onex	3,360	220,903
Shopify *	949	131,106

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Canada — continued
Turquoise Hill Resources *	23,691	$39,951

		1,790,322

Chile — 0.0%
Antofagasta	9,286	93,151

China — 0.3%
Alibaba Group Holding ADR *	1,014	144,272
Autohome ADR	739	53,489
Baidu ADR *	1,898	360,733
YY ADR *	33	2,109

		560,603

Czech Republic — 0.1%
CEZ	4,424	105,280
Komercni banka as	2,049	77,839

		183,119

Denmark — 0.4%
Ambu, Cl B	4,096	85,379
Danske Bank	6,539	125,431
Dfds *	723	30,953
GN Store Nord	3,695	156,901
H Lundbeck	1,681	78,501
Jyske Bank	1,933	79,029
Royal Unibrew	1,214	86,218
SimCorp	1,107	85,291
Sydbank	1,912	44,209
Tryg	3,288	79,468
William Demant Holding *	2,958	97,359

		948,739

Finland — 0.2%
Amer Sports	3,226	119,957
Kesko, Cl B	1,858	108,632
Konecranes, Cl A	1,824	65,408
Outokumpu	8,742	36,735

		330,732

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
France — 1.7%
Altran Technologies	4,675	$46,438
Amundi (A)	1,340	79,803
Atos	2,131	182,907
BioMerieux	1,159	88,478
BNP Paribas	13,094	684,148
Capgemini	2,350	287,465
Christian Dior	244	94,572
Cie Plastic Omnium	1,742	48,537
Covivio ‡	940	94,491
Credit Agricole	11,344	145,550
Dassault Aviation	61	101,219
Eurazeo	3,843	280,970
Eutelsat Communications	3,759	76,254
Imerys	886	54,692
Ingenico Group	2,955	209,654
Ipsen	1,179	163,718
Lagardere SCA	2,842	77,867
Natixis	21,165	123,841
Rubis SCA	1,961	101,505
Schneider Electric	2,315	167,708
SEB	666	95,575
Societe BIC	707	67,746
Societe Generale	6,242	229,632
SOITEC *	435	31,163
Sopra Steria Group	446	49,506

		3,583,439

Germany — 1.6%
1&1 Drillisch	1,284	57,358
Aareal Bank	1,626	60,610
Allianz	1,011	211,203
Aroundtown	15,479	128,511
AURELIUS Equity Opportunities & KGaA	1,830	85,272
Aurubis	1,028	62,503
Axel Springer	1,263	83,972
Commerzbank	3,077	29,063
Delivery Hero * (A)	2,905	117,267
Deutsche Bank	13,913	136,327
Duerr	1,340	47,839
Freenet	3,484	78,489
Fresenius Medical Care & KGaA	1,712	134,417

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Germany — continued
Gerresheimer	852	$60,072
GRENKE	691	66,369
Hella GmbH & KGaA	1,199	56,223
HOCHTIEF	494	73,298
LEG Immobilien	1,457	159,514
MAN	854	88,991
Nemetschek	443	58,254
Norma Group	733	39,618
Rational	80	46,393
RTL Group	435	27,936
Scout24 (A)	2,654	110,201
Siemens	3,191	367,643
Siltronic	563	51,703
Software	1,397	62,644
Stabilus	569	38,185
Telefonica Deutschland Holding	17,256	67,137
thyssenkrupp	10,260	215,858
United Internet	5,232	216,773
Wacker Chemie	474	42,445
Wirecard	1,414	264,898

		3,346,986

Hong Kong — 0.4%
Aluminum Corp of China, Cl H *	94,000	34,043
Angang Steel, Cl H	26,000	22,114
ASM Pacific Technology	20,400	176,114
Bank of China, Cl H	77,000	32,795
China Life Insurance	139,000	132,069
China Molybdenum, Cl H	90,000	33,397
China Petroleum & Chemical, Cl H	430,000	348,741
China Telecom, Cl H	104,000	49,069
China Vanke, Cl H	1,800	5,543
China Zhongwang Holdings	38,400	17,041
Jiangxi Copper, Cl H	30,000	33,053
MMG *	56,000	20,995

		904,974

Indonesia — 1.7%
Adaro Energy	582,000	63,167
Astra International	812,400	422,164

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Indonesia — continued
Bank Central Asia	386,600	$601,420
Bank Danamon Indonesia	110,600	54,018
Bank Mandiri Persero	713,400	321,446
Bank Negara Indonesia Persero	296,600	142,910
Bank Rakyat Indonesia Persero	2,123,900	440,078
Bumi Serpong Damai *	529,700	38,327
Charoen Pokphand Indonesia	283,900	102,710
Gudang Garam	12,100	57,545
Hanjaya Mandala Sampoerna	228,800	56,137
Indo Tambangraya Megah	11,000	18,017
Indocement Tunggal Prakarsa	73,100	83,186
Indofood CBP Sukses Makmur	93,400	54,833
Indofood Sukses Makmur	173,800	68,308
Jasa Marga Persero	117,300	32,021
Kalbe Farma	227,700	20,520
Perusahaan Gas Negara Persero	420,400	61,390
PP Persero	258,600	22,624
Semen Indonesia Persero	111,600	66,068
Summarecon Agung	433,800	17,121
Surya Citra Media	353,800	36,538
Telekomunikasi Indonesia Persero	1,219,100	308,735
Tower Bersama Infrastructure	123,700	38,080
Unilever Indonesia	61,700	175,431
United Tractors	67,400	148,522
Waskita Karya Persero	207,400	19,645
Wijaya Karya Bangunan Gedung	2,409,100	35,497
XL Axiata *	244,200	42,085

		3,548,543

Ireland — 0.3%
AIB Group	86,103	416,623
Bank of Ireland Group	19,048	135,165
Glanbia	77	1,362

		553,150

Italy — 0.8%
A2A	42,623	68,770
Assicurazioni Generali	6,121	99,002
Azimut Holding	3,180	39,206
Brembo	3,464	38,372

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Italy — continued
Davide Campari-Milano	12,293	$94,611
DiaSorin	516	48,976
Eni	5,587	99,389
FinecoBank Banca Fineco	10,683	111,877
Intesa Sanpaolo	169,341	374,591
Italgas	13,312	68,785
Moncler	4,761	165,550
Recordati	2,771	93,906
Saipem *	15,654	85,727
STMicroelectronics	7,025	106,621
UniCredit	16,272	208,558
Unione di Banche Italiane	25,240	77,187

		1,781,128

Japan — 7.7%
Ai Holdings	3,100	59,178
Asahi Group Holdings	4,900	215,742
Bandai Namco Holdings	3,100	110,307
Capcom	11,800	245,130
Casio Computer	10,500	158,661
Central Japan Railway	1,500	287,810
Chiba Bank	9,700	61,552
COMSYS Holdings	3,900	108,703
CYBERDYNE *	4,300	30,411
Daifuku	3,900	167,980
Dai-ichi Life Holdings	17,000	321,815
Daikin Industries	2,200	255,904
Disco	900	143,333
Don Quijote Holdings	6,100	365,454
FANUC	1,100	192,392
Fuji Electric	6,600	202,384
Fujitsu	3,500	212,851
Harmonic Drive Systems	3,400	103,505
HIS	4,200	127,487
Hitachi	8,200	251,592
Hitachi Metals	5,000	59,024
Hoya	2,000	113,688
Inpex	10,200	117,472
ITOCHU	14,000	259,937
Jafco	1,500	57,961
JFE Holdings	17,500	330,505

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Japan — continued
Kakaku.com	800	$14,513
Kao	1,300	86,767
Kawasaki Heavy Industries	4,200	99,719
Keyence	1,300	637,126
Kobe Steel	7,300	58,744
Koito Manufacturing	3,400	162,113
Komatsu	5,300	138,307
Kureha	600	38,658
Link And Motivation	5,600	54,990
Mabuchi Motor	2,000	71,254
Maruichi Steel Tube	1,300	37,559
Matsuoka	1,600	48,708
Megachips	1,800	34,585
Minebea	14,000	214,277
Mitsubishi Electric	8,700	110,528
Mitsubishi Materials	2,500	69,349
Mitsubishi UFJ Financial Group	52,500	318,625
Mitsui	8,400	140,366
Mitsui Fudosan	11,400	257,027
MS&AD Insurance Group Holdings	9,700	292,801
NEC	8,500	244,073
Nichias	2,200	48,042
Nidec	2,000	256,836
Nihon Unisys	5,800	127,118
Nintendo	200	62,321
Nippon Steel & Sumitomo Metal	18,000	332,929
Nippon Telegraph & Telephone	12,300	517,791
Nissei ASB Machine	1,700	57,101
Nitori Holdings	900	117,530
Nomura Research Institute	2,200	97,487
NTT Data	21,600	278,723
Obic	1,000	91,106
Omron	5,900	239,482
Open House	1,600	62,888
Oracle Japan	1,100	74,675
Otsuka	4,800	159,525
Park24	1,900	50,028
Penta-Ocean Construction	10,300	61,708
PeptiDream *	3,200	105,074
Pola Orbis Holdings	4,200	112,411
Recruit Holdings	4,400	118,428

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Japan — continued
Renesas Electronics *	17,200	$91,156
Rengo	13,200	114,996
Sankyu	3,500	165,640
SCSK	5,300	224,757
Sekisui Plastics	5,300	41,241
Seven & i Holdings	4,800	208,149
SG Holdings	10,000	252,049
Shima Seiki Manufacturing	1,700	45,952
Shimadzu	8,500	214,920
Shin-Etsu Chemical	2,000	167,838
Shionogi	5,900	378,152
SMS	5,900	98,878
SoftBank Group	3,500	280,658
Sony	5,600	304,728
Stanley Electric	3,600	106,722
Sumitomo Bakelite	3,100	112,230
Sumitomo Metal Mining	9,500	299,730
Sumitomo Mitsui Financial Group	7,100	277,745
Sundrug	3,600	130,810
Suzuki Motor	4,800	240,351
Sysmex	800	56,181
THK	2,500	55,413
Tokyo Century	2,100	112,598
Tokyo Tatemono	5,600	60,400
Topcon	4,700	68,395
Toray Industries	16,900	120,106
Toyota Motor	6,300	369,340
Trend Micro	2,300	132,902
Yamaha	2,000	88,182
Yamaha Motor	5,500	130,682
Yaskawa Electric	1,600	46,298
Yokogawa Electric	9,500	186,994
Zenkoku Hosho	3,000	108,743

		15,955,006

Luxembourg — 0.0%
RTL Group	611	39,412

Mexico — 0.0%
Grupo Financiero Banorte, Cl O	20,500	113,020

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Netherlands — 1.0%
Aalberts Industries	2,608	$95,855
ABN AMRO Group (A)	7,253	178,267
ArcelorMittal	15,639	390,404
ASM International	1,276	54,905
ASR Nederland	4,015	182,630
BE Semiconductor Industries	2,065	44,276
Boskalis Westminster	2,280	65,749
Corbion	1,365	41,496
Euronext (A)	1,449	89,363
IMCD	1,431	97,168
ING Groep	46,837	555,960
Koninklijke Vopak	1,802	81,641
SBM Offshore	4,755	82,294
Signify (A)	2,760	68,149

		2,028,157

Norway — 0.5%
Aker BP	2,940	96,956
DNB	8,283	149,893
Entra (A)	2,753	37,295
Gjensidige Forsikring	5,135	79,555
Norsk Hydro	31,666	164,382
Salmar	1,174	61,974
Schibsted, Cl A	2,171	75,227
Storebrand	12,731	105,959
Subsea 7	7,011	88,534
TGS NOPEC Geophysical	2,786	93,496

		953,271

South Africa — 0.0%
Absa Group	796	8,046
AngloGold Ashanti	4,982	48,227

		56,273

South Korea — 0.4%
Kakao	2,413	193,963
NAVER	4,328	434,870
SK Hynix	2,818	168,652

		797,485

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Spain — 1.2%
Amadeus IT Group, Cl A	4,790	$386,177
Banco Bilbao Vizcaya Argentaria	76,108	421,103
Banco de Sabadell	11,754	15,510
Banco Santander	184,916	878,618
Bankia	16,450	51,778
Bolsas y Mercados Espanoles SHMSF	2,000	59,215
CaixaBank	41,433	168,052
Cellnex Telecom (A)	4,159	103,682
Distribuidora Internacional de Alimentacion	14,396	10,869
Inmobiliaria Colonial Socimi ‡	6,019	60,504
Mapfre	27,058	81,031
Merlin Properties Socimi ‡	9,934	124,669
Repsol	1,979	35,472
Viscofan	1,062	63,511
Zardoya Otis	4,337	29,719

		2,489,910

Sweden — 1.2%
Axfood	2,418	43,135
BillerudKorsnas	4,814	57,077
Boliden	6,441	147,209
Castellum	7,468	128,817
Fabege	7,622	97,366
Fastighets Balder, Cl B *	2,667	66,973
Getinge, Cl B	6,072	59,651
Hexagon, Cl B	3,636	178,241
Hexpol	6,935	64,188
Husqvarna, Cl B	11,270	85,124
ICA Gruppen	8,130	287,757
Kindred Group	6,258	66,757
Kinnevik	265	7,352
L E Lundbergforetagen, Cl B	2,012	62,090
Loomis, Cl B	1,953	60,397
Lundin Petroleum	5,047	154,093
Modern Times Group MTG, Cl B	13	480
Nibe Industrier, Cl B	9,207	96,163
Nolato, Cl B	462	21,280
Nordea Bank Abp	24,770	215,432
Skandinaviska Enskilda Banken, Cl A	9,964	103,177
Svenska Handelsbanken, Cl A	19,508	212,195
Swedbank, Cl A	6,266	141,121

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Sweden — continued
Swedish Orphan Biovitrum *	4,486	$91,572
Tele2, Cl B	9,538	108,396

		2,556,043

Switzerland — 1.3%
ABB *	15,036	303,064
Aryzta	2,529	23,564
Barry Callebaut	61	119,256
Bucher Industries	177	48,857
Cembra Money Bank	766	64,267
Credit Suisse Group	31,992	419,932
DKSH Holding	860	58,022
dormakaba Holding	80	57,747
Flughafen Zurich	511	101,069
OC Oerlikon	5,267	62,703
Pargesa Holding	1,032	75,775
Partners Group Holding	890	634,041
Roche Holding	155	37,721
Sunrise Communications Group (A)	860	75,740
UBS Group	35,578	497,735
VAT Group (A)	588	59,083

		2,638,576

Taiwan — 0.3%
Advantech	33,000	227,159
AU Optronics	445,000	175,452
Catcher Technology	9,000	90,602
Chicony Electronics	24,000	48,011
CTBC Financial Holding	17,000	11,345
Fubon Financial Holding	32,000	50,105

		602,674

United Kingdom — 2.6%
3i Group	32,000	359,205
Anglo American	24,807	531,178
AstraZeneca	257	19,677
Auto Trader Group (A)	647	3,387
Aviva	14,546	79,669
BHP Billiton	49,731	993,158
BP	11,233	81,453

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United Kingdom — continued
Experian	18,288	$421,347
Glanbia	5,438	96,209
Glencore	271,717	1,107,394
Intermediate Capital Group	15,860	192,992
Legal & General Group	1,918	6,166
Rio Tinto	27,965	1,359,557
Royal Dutch Shell, Cl A	2,326	74,342

		5,325,734

United States — 28.9%
Communication Services — 0.7%
Activision Blizzard	258	17,815
Alphabet, Cl A *	19	20,721
Alphabet, Cl C *	95	102,293
AT&T	1,782	54,672
CenturyLink	693	14,304
Charter Communications, Cl A *	24	7,689
Comcast, Cl A	5,861	223,539
DISH Network, Cl A *	103	3,166
EW Scripps, Cl A	383	6,442
Facebook, Cl A *	462	70,127
Gannett	5,395	52,332
Marcus	862	33,635
Netflix *	14	4,225
New Media Investment Group	3,000	42,150
Omnicom Group	4,359	323,960
Scholastic	1,349	58,520
SINA *	3,705	234,564
Sprint *	736	4,504
Twenty-First Century Fox	308	13,915
Verizon Communications	1,054	60,172
Viacom, Cl B	401	12,824
Walt Disney	491	56,382
XO Group *	161	5,572

		1,423,523

Consumer Discretionary — 2.1%
Abercrombie & Fitch, Cl A	3,161	62,272
Amazon.com *	58	92,684
American Axle & Manufacturing Holdings *	4,596	69,721

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Discretionary — continued
Asbury Automotive Group *	938	$61,064
Ascena Retail Group *	7,393	28,463
AutoZone *	23	16,870
Belmond, Cl A *	4,034	69,063
Best Buy	2,926	205,288
BJ’s Restaurants	126	7,709
Booking Holdings *	35	65,610
BorgWarner	440	17,340
Buckle	1,432	29,213
Burlington Stores *	2,754	472,283
Caleres	2,017	68,981
Callaway Golf	1,675	35,844
Career Education *	463	6,658
Carnival	861	48,251
Cavco Industries *	46	9,228
Chico’s FAS	6,277	48,145
Children’s Place	95	14,193
Chuy’s Holdings *	1,136	27,684
Cooper Tire & Rubber	2,291	70,769
Cooper-Standard Holdings *	701	64,948
Core-Mark Holding	1,990	76,436
Crocs *	392	8,052
Dave & Buster’s Entertainment	208	12,386
Dine Brands Global	450	36,468
Dollar General	465	51,792
Dorman Products *	730	57,677
DSW, Cl A	3,051	81,004
eBay *	94	2,729
Ethan Allen Interiors	1,446	27,676
Express *	3,841	33,839
Fiesta Restaurant Group *	1,310	33,811
Foot Locker	19	896
Fossil Group *	2,015	43,746
Fox Factory Holding *	204	10,961
GameStop, Cl A	4,404	64,298
Gap	141	3,849
Garrett Motion *	850	12,895
Genesco *	1,063	45,486
Gentherm *	1,122	48,964
G-III Apparel Group *	1,789	71,309

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Discretionary — continued
Group 1 Automotive	849	$49,021
Guess?	2,550	54,162
Harley-Davidson	90	3,440
Haverty Furniture	1,359	27,561
Home Depot	629	110,629
International Game Technology	1,733	32,147
iRobot *	135	11,903
JC Penney *	15,144	22,262
Kohl’s	111	8,406
La-Z-Boy, Cl Z	1,284	35,695
LCI Industries	134	9,293
Lear	2,867	381,025
Lithia Motors, Cl A	578	51,488
Lowe’s	71	6,761
M/I Homes *	1,466	35,433
Macy’s	222	7,612
McDonald’s	264	46,702
MDC Holdings	1,154	32,427
Meritage Homes *	1,062	39,561
Michael Kors Holdings *	130	7,203
Monro	1,396	103,862
Movado Group	719	27,689
NIKE, Cl B	89	6,679
Nutrisystem	196	6,970
Office Depot	24,263	62,113
O’Reilly Automotive *	8	2,566
Oxford Industries	772	68,692
PulteGroup	286	7,027
PVH	29	3,503
Ralph Lauren, Cl A	73	9,462
Red Robin Gourmet Burgers *	712	21,502
Regis *	1,559	26,254
Rent-A-Center, Cl A *	1,985	28,286
RH *	94	10,877
Ross Stores	84	8,316
Shake Shack, Cl A *	143	7,563
Shutterfly *	672	33,600
Sleep Number *	220	8,001
Sonic	855	37,004
Stamps.com *	83	16,780

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Discretionary — continued
Standard Motor Products	975	$52,757
Steven Madden	1,747	54,629
Strategic Education	404	50,831
Sturm Ruger	494	29,339
Tailored Brands	1,356	28,490
Target	766	64,060
TopBuild *	203	9,261
Tractor Supply	191	17,551
Ulta Beauty *	16	4,392
Universal Electronics *	686	21,451
Vista Outdoor *	2,405	30,063
Visteon *	9	711
Wingstop	155	9,706
Winnebago Industries	196	5,402
Wolverine World Wide	3,875	136,283
Wynn Resorts	6	604
Zumiez *	989	23,004

		4,324,566

Consumer Staples — 1.1%
Altria Group	5,838	379,704
Andersons	1,370	49,320
Archer-Daniels-Midland	60	2,835
Avon Products *	20,312	39,812
B&G Foods	1,272	33,123
Calavo Growers	93	9,021
Cal-Maine Foods	840	40,883
Central Garden & Pet, Cl A *	333	9,873
Coca-Cola	376	18,003
Colgate-Palmolive	4,080	242,965
Conagra Brands	14,217	506,125
Darling Ingredients *	3,656	75,533
Dean Foods	4,970	39,710
Energizer Holdings	2,524	148,335
General Mills	59	2,584
Hershey	3	321
Ingredion	33	3,339
J&J Snack Foods	88	13,742
John B Sanfilippo & Son	445	28,062

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Staples — continued
Kellogg	94	$6,155
Kimberly-Clark	528	55,070
Kraft Heinz	64	3,518
Kroger	133	3,958
Medifast	58	12,277
Molson Coors Brewing, Cl B	57	3,648
Mondelez International, Cl A	11	462
PepsiCo	832	93,500
Philip Morris International	1,220	107,445
Procter & Gamble	767	68,018
SpartanNash	1,891	33,754
Sysco	767	54,710
Universal	1,045	70,914
Walgreens Boots Alliance	129	10,290
Walmart	559	56,057
WD-40	272	45,446

		2,268,512

Energy — 0.7%
Archrock	5,600	57,456
Bonanza Creek Energy *	959	24,694
C&J Energy Services *	2,434	45,711
Carrizo Oil & Gas *	3,562	64,864
Chevron	1,538	171,717
ConocoPhillips	364	25,444
CONSOL Energy *	165	6,574
Denbury Resources *	18,826	64,950
Exterran *	1,627	33,988
Exxon Mobil	1,449	115,456
Green Plains	1,722	29,343
Halliburton	33	1,144
Helix Energy Solutions Group *	5,982	50,967
HollyFrontier	513	34,597
KLX Energy Services Holdings *	175	5,056
Laredo Petroleum *	4,988	26,137
Marathon Petroleum	781	55,021
Matrix Service *	1,336	27,161
National Oilwell Varco	1,230	45,264
Newpark Resources *	3,943	32,372

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Energy — continued
Noble *	10,802	$54,226
Oil States International *	2,506	55,809
ONEOK	56	3,674
PDC Energy *	2,723	115,590
Penn Virginia *	75	5,159
Phillips 66	355	36,501
ProPetro Holding *	437	7,713
Renewable Energy Group *	1,575	48,951
REX American Resources *	374	27,740
SEACOR Holdings *	778	37,336
SRC Energy *	10,182	72,089
TechnipFMC	230	6,049
TETRA Technologies *	6,920	20,552
Unit *	2,417	55,905
US Silica Holdings	3,361	47,054
Valero Energy	49	4,463
Williams	136	3,309
WPX Energy *	449	7,202

		1,527,238

Financials — 8.7%
Affiliated Managers Group	146	16,594
Aflac	1,142	49,186
Allstate	4,035	386,229
Ambac Financial Group *	1,685	34,677
American Equity Investment Life Holding	3,714	115,951
American International Group	58	2,395
American National Insurance	121	14,912
Ameriprise Financial	330	41,989
Ameris Bancorp	1,040	44,606
AMERISAFE	586	38,143
Apollo Commercial Real Estate Finance ‡	4,156	77,759
Apollo Investment	17,674	91,375
Ares Management (B)	7,240	141,976
ARMOUR Residential ‡	1,808	39,378
Athene Holding, Cl A *	2,304	105,339
Axos Financial *	560	17,002
Banc of California	761	12,138
BancorpSouth Bank	89	2,554

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
Bank of America	65,954	$1,813,735
Bank of Hawaii	314	24,630
Bank of New York Mellon	7,414	350,905
Bank OZK	500	13,680
Banner	1,008	58,283
Barings BDC	2,848	28,423
BB&T	6,395	314,378
Berkshire Hathaway, Cl B *	181	37,156
Berkshire Hills Bancorp	1,247	41,612
BlackRock, Cl A	137	56,365
BlackRock TCP Capital	4,680	65,520
Blucora *	2,568	74,267
Boston Private Financial Holdings	5,272	71,172
Brookline Bancorp	625	9,688
Cannae Holdings *	5,160	95,305
Capital One Financial	744	66,439
Capstead Mortgage ‡	7,103	48,727
Cathay General Bancorp	181	6,818
Cboe Global Markets	133	15,009
Central Pacific Financial	675	18,252
Charles Schwab	78	3,607
Chemical Financial	152	7,123
Citigroup	11,509	753,379
Citizens Financial Group	6,378	238,218
City Holding	27	1,992
CNA Financial	66	2,862
Columbia Banking System	1,992	73,883
Comerica	2,579	210,343
Community Bank System	2,073	121,042
Corporate Capital Trust	11,107	154,832
Cullen	401	39,266
Customers Bancorp *	1,828	37,456
CVB Financial	2,555	55,827
Dime Community Bancshares	714	11,510
Discover Financial Services	113	7,873
Donnelley Financial Solutions *	1,591	24,740
E*TRADE Financial	835	41,266
East West Bancorp	1,043	54,695
Employers Holdings	1,031	47,385
Enova International *	1,535	36,303

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
EZCORP, Cl A *	2,510	$24,949
Fidelity Southern	2,488	57,771
Fifth Third Bancorp	25,336	683,819
First BanCorp *	9,347	86,273
First Commonwealth Financial	908	12,258
First Financial Bancorp	2,549	66,707
First Financial Bankshares	1,274	75,153
First Midwest Bancorp	4,489	103,067
FirstCash	209	16,804
FS Investment	19,570	123,095
Fulton Financial	481	7,701
Glacier Bancorp	1,669	70,766
Goldman Sachs Group	1,196	269,543
Great Western Bancorp	2,437	89,316
Green Dot, Cl A *	224	16,966
Hamilton Lane, Cl A	1,870	71,771
Hancock Whitney	111	4,658
Hanmi Financial	572	12,001
Hartford Financial Services Group	1,233	56,003
Hercules Capital	6,854	85,881
Home BancShares	813	15,480
HomeStreet *	1,570	40,789
Hope Bancorp	6,143	88,951
Horace Mann Educators	1,776	69,761
Independent Bank	686	53,817
International Bancshares	70	2,709
International. FCStone *	743	33,643
Invesco Mortgage Capital ‡	3,259	49,146
Investment Technology Group	1,904	52,322
James River Group Holdings	269	10,357
JPMorgan Chase	22,995	2,506,915
KeyCorp	7,881	143,119
KKR	27,730	655,814
LegacyTexas Financial Group	290	11,174
LendingTree *	27	5,446
Loews	1,429	66,534
M&T Bank	1,745	288,640
Main Street Capital	4,375	163,319
MB Financial	298	13,228
Medley Capital	2,006	7,342

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
Morgan Stanley	6,665	$304,324
National Bank Holdings, Cl A	376	12,694
Navigators Group	859	59,400
NBT Bancorp	2,262	82,540
New Mountain Finance	5,704	75,920
New York Community Bancorp	4,741	45,419
New York Mortgage Trust ‡	8,532	52,386
NMI Holdings, Cl A *	389	8,223
Northern Trust	635	59,734
Northfield Bancorp	1,141	15,027
Northwest Bancshares	4,887	78,875
Oaktree Specialty Lending	10,142	46,146
OFG Bancorp	2,409	41,170
Old National Bancorp	6,226	111,134
Opus Bank	87	1,652
Oritani Financial	239	3,492
PacWest Bancorp	584	23,722
PennyMac Mortgage Investment Trust ‡	2,518	48,623
People’s United Financial	13	204
Piper Jaffray	527	36,563
PNC Financial Services Group	2,721	349,621
PRA Group *	1,964	60,570
ProAssurance	1,323	58,106
Progressive	712	49,626
Prospect Capital	27,264	185,123
Provident Financial Services	2,925	71,369
Prudential Financial	82	7,690
Redwood Trust ‡	3,229	53,020
Regions Financial	18,339	311,213
RLI	944	69,790
S&T Bancorp	1,428	57,277
Safety Insurance Group	595	49,552
Selective Insurance Group	970	62,905
ServisFirst Bancshares	314	11,298
Simmons First National, Cl A	3,994	106,959
Solar Capital	3,469	71,461
Solar Senior Capital	4	64
Southside Bancshares	2,209	69,981
State Street	1,493	102,644
Stellus Capital Investment	4	49

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
Stewart Information Services	1,457	$60,145
SunTrust Banks	4,854	304,152
SVB Financial Group *	155	36,771
Synchrony Financial	205	5,920
Synovus Financial	4,459	167,480
TCF Financial	8	167
Texas Capital Bancshares *	103	6,719
Tompkins Financial	70	5,119
TrustCo Bank NY	6,682	50,048
Trustmark	97	2,988
UMB Financial	126	8,045
Umpqua Holdings	856	16,435
United Bankshares	489	16,220
United Community Banks	2,075	51,605
United Fire Group	1,090	58,675
Universal Insurance Holdings	175	7,347
Unum Group	1,154	41,844
US Bancorp	8,096	423,178
Valley National Bancorp	895	8,932
Virtus Investment Partners	398	39,537
Waddell & Reed Financial, Cl A	3,478	66,325
Walker & Dunlop	352	14,770
Washington Federal	616	17,347
Wells Fargo	21,609	1,150,247
Westamerica Bancorporation	1,133	65,952
WisdomTree Investments	772	5,998
World Acceptance *	276	28,011

		18,094,720

Health Care — 1.5%
Abbott Laboratories	475	32,747
AbbVie	935	72,790
ABIOMED *	76	25,931
Acorda Therapeutics *	2,023	38,660
Aetna	17	3,373
Align Technology *	18	3,982
Allergan	78	12,325
AMAG Pharmaceuticals *	1,750	37,625
Amedisys *	137	15,070
Amgen	667	128,590

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Health Care — continued
AMN Healthcare Services *	235	$11,896
AngioDynamics *	1,833	37,448
Biogen *	193	58,724
BioTelemetry *	169	9,819
Bristol-Myers Squibb	1,033	52,208
Cambrex *	699	37,250
Cardinal Health	709	35,875
Celgene *	16	1,146
Centene *	91	11,859
Cerner *	449	25,719
Cigna	1,025	219,155
Community Health Systems *	7,038	22,240
CONMED	676	45,583
Corcept Therapeutics *	572	6,721
CryoLife *	1,080	33,458
Diplomat Pharmacy *	2,552	50,632
Edwards Lifesciences *	306	45,166
Emergent BioSolutions *	217	13,278
Enanta Pharmaceuticals *	84	6,481
Encompass Health	265	17,835
Endo International *	8,204	138,976
Ensign Group	1,146	42,448
Express Scripts Holding *	222	21,527
HMS Holdings *	2,255	64,989
Humana	6	1,922
Illumina *	56	17,424
Innoviva *	388	5,416
Integer Holdings *	147	10,947
Intuitive Surgical *	63	32,834
Invacare	1,914	24,729
Jazz Pharmaceuticals *	217	34,464
Johnson & Johnson	932	130,471
LHC Group *	142	12,983
Ligand Pharmaceuticals *	102	16,811
Luminex	1,175	33,805
Magellan Health *	1,056	68,703
Medicines *	1,685	39,193
Medtronic	154	13,832
Merck	265	19,507
Meridian Bioscience	471	7,635

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Health Care — continued
Merit Medical Systems *	270	$15,422
Momenta Pharmaceuticals *	427	5,342
Myriad Genetics *	355	15,986
Natus Medical *	1,073	32,061
Neogen *	252	15,301
Omnicell *	200	14,140
OraSure Technologies *	468	6,505
Orthofix Medical *	125	7,603
Owens & Minor	3,192	25,217
Pfizer	1,986	85,517
Phibro Animal Health, Cl A	160	6,867
Quest Diagnostics	103	9,693
Regeneron Pharmaceuticals *	13	4,410
REGENXBIO *	725	48,336
Repligen *	202	10,952
Select Medical Holdings *	2,324	38,532
Spectrum Pharmaceuticals *	2,139	25,454
Supernus Pharmaceuticals *	261	12,413
Tabula Rasa HealthCare *	90	6,649
Tactile Systems Technology *	93	6,090
Tivity Health *	234	8,052
UnitedHealth Group	445	116,301
US Physical Therapy	77	8,279
Vanda Pharmaceuticals *	300	5,691
Varex Imaging *	1,218	31,619
Veeva Systems, Cl A *	4,002	365,583
WellCare Health Plans *	1,404	387,490
Zoetis, Cl A	456	41,108

		3,208,815

Industrials — 2.6%
3M	51	9,703
AAR	1,381	65,708
ABM Industries	2,824	86,838
Actuant, Cl A	1,803	43,002
Aegion, Cl A *	2,112	40,888
Aerojet Rocketdyne Holdings *	338	11,938
Aerovironment *	105	9,447
Albany International, Cl A	141	9,867
Allegiant Travel, Cl A	59	6,734

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Allison Transmission Holdings	8,482	$373,887
American Airlines Group	26	912
American Woodmark *	90	5,440
AMETEK	299	20,057
Apogee Enterprises	192	6,931
Applied Industrial Technologies	1,585	104,182
ArcBest	1,228	45,583
Astec Industries	1,190	44,756
Atlas Air Worldwide Holdings *	1,138	58,744
Axon Enterprise *	277	17,096
AZZ	1,195	52,998
Barnes Group	205	11,603
Boeing	1,542	547,194
Brady, Cl A	1,266	51,007
Briggs & Stratton	2,491	36,194
Caterpillar	101	12,253
CH Robinson Worldwide	122	10,862
Chart Industries *	1,273	86,628
Cintas	8	1,455
CIRCOR International	844	27,438
Comfort Systems USA	198	10,589
Copart *	78	3,815
CSX	330	22,724
Cubic	625	41,006
Delta Air Lines	903	49,421
Dover	520	43,077
DXP Enterprises *	774	24,598
Eaton	725	51,961
Echo Global Logistics *	1,230	31,623
Encore Wire	1,006	44,465
Engility Holdings *	788	24,452
EnPro Industries	111	6,904
ESCO Technologies	145	8,877
Expeditors International of Washington	209	14,041
Exponent	264	13,321
Federal Signal	1,747	38,417
Forward Air	163	9,778
Franklin Electric	1,006	42,675
FTI Consulting *	1,516	104,771
General Electric	1,366	13,797

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Gibraltar Industries *	1,488	$53,031
Greenbrier	1,341	63,630
Harsco *	409	11,235
Hawaiian Holdings	2,208	76,419
Heidrick & Struggles International	851	29,368
Hillenbrand	1,320	63,228
Honeywell International	3,849	557,412
Hub Group, Cl A *	1,573	72,074
Huntington Ingalls Industries	67	14,638
Ingersoll-Rand	265	25,424
Insperity	178	19,553
Insteel Industries	913	23,848
Interface, Cl A	356	5,799
John Bean Technologies	150	15,596
Johnson Controls International	482	15,410
Kaman	1,144	72,667
Kansas City Southern	82	8,361
Kelly Services, Cl A	1,416	33,262
Korn	278	12,549
L3 Technologies	1,221	231,343
Lockheed Martin	24	7,052
Lydall *	194	5,795
ManpowerGroup	1,284	97,956
Matson	1,949	68,371
Matthews International, Cl A	1,461	60,807
Mercury Systems *	239	11,200
Mobile Mini	996	40,956
Moog, Cl A	751	53,734
Mueller Industries	2,566	62,482
MYR Group *	987	32,956
National Presto Industries	222	27,677
Navigant Consulting	2,229	48,146
PACCAR	138	7,895
Parker-Hannifin	7	1,061
Patrick Industries *	150	6,527
PGT Innovations *	359	7,273
Powell Industries	195	5,686
Proto Labs *	126	15,051
Quanex Building Products	458	6,788
Raven Industries	217	9,435

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Resideo Technologies *	641	$13,504
Resources Connection	2,107	34,386
Robert Half International	205	12,409
Rockwell Automation	1,375	226,504
Saia *	134	8,423
Simpson Manufacturing	197	11,245
SkyWest	2,169	124,262
Snap-on	227	34,944
SPX *	1,926	56,470
SPX FLOW *	1,763	60,347
Standex International	94	7,625
Team *	1,459	29,034
Tennant	627	38,322
Tetra Tech	1,099	72,578
Trex *	283	17,348
Triumph Group	2,344	42,778
TrueBlue *	2,032	47,407
UniFirst	360	53,748
Union Pacific	56	8,188
Universal Forest Products	1,618	45,740
US Ecology	123	8,601
Viad	185	8,860
Wabash National	2,046	30,895
WageWorks *	234	9,316
Watts Water Technologies, Cl A	721	50,506
WW Grainger	155	44,015

		5,478,807

Information Technology — 9.4%
3D Systems *	4,791	57,875
8x8 *	2,250	38,678
Accenture, Cl A	3,954	623,229
Adobe *	291	71,516
Advanced Energy Industries *	195	8,391
Agilysys *	388	6,313
Alarm.com Holdings *	809	35,984
Amdocs	139	8,795
Analog Devices	1,543	129,165
Anixter International *	1,199	78,762
Apple	1,098	240,309

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
Arista Networks *	1,731	$398,735
Autodesk *	928	119,944
Badger Meter	187	9,184
Benchmark Electronics	2,134	46,585
Booz Allen Hamilton Holding, Cl A	1,586	78,570
Bottomline Technologies *	172	11,462
Broadcom	1,125	251,426
Broadridge Financial Solutions	55	6,432
Brooks Automation	349	10,829
Cabot Microelectronics	123	12,007
CACI International, Cl A *	981	175,069
Cardtronics *	1,676	45,520
CDK Global	6,072	347,561
CEVA *	232	5,716
Check Point Software Technologies *	2,471	274,281
Cisco Systems	20,208	924,515
Citrix Systems	30	3,074
Cognex	937	40,141
Cognizant Technology Solutions, Cl A	4,597	317,331
Cohu	320	6,656
Comtech Telecommunications	1,104	30,824
Cray *	2,031	46,083
CSG Systems International	975	34,223
CTS	976	26,049
Diodes *	1,814	54,765
DXC Technology	4,162	303,118
Ebix	110	6,304
Electronics For Imaging *	1,984	60,413
ePlus *	80	6,790
EVERTEC	1,795	46,814
ExlService Holdings *	176	11,282
F5 Networks *	2,065	361,953
Fabrinet *	1,598	69,225
FARO Technologies *	123	6,216
Finisar *	4,965	82,866
FLIR Systems	920	42,605
FormFactor *	531	6,499
Fortinet *	5,282	434,075
GoDaddy, Cl A *	6,405	468,654
Guidewire Software *	2,719	241,909

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
Harmonic *	5,001	$27,556
Hewlett Packard Enterprise	89	1,357
HP	2,052	49,535
II-VI *	281	10,462
Insight Enterprises *	1,529	79,034
Intel	4,117	193,005
International Business Machines	5,051	583,037
Intuit	2,314	488,254
IPG Photonics *	297	39,664
Itron *	950	49,533
Juniper Networks	10,654	311,843
KEMET	330	7,187
KLA-Tencor	190	17,393
Knowles *	3,993	64,607
Kulicke & Soffa Industries	358	7,278
Lam Research	65	9,212
Leidos Holdings	1,271	82,335
LivePerson *	1,567	35,414
LogMeIn	3,286	282,990
ManTech International, Cl A	1,163	66,617
Marvell Technology Group	9,829	161,294
Mastercard, Cl A	139	27,476
Maxim Integrated Products	3,161	158,113
MaxLinear, Cl A *	344	6,677
Methode Electronics	1,070	31,672
Microchip Technology	1,145	75,318
Micron Technology *	5,669	213,835
Microsoft	7,412	791,676
MicroStrategy, Cl A *	276	34,768
Monotype Imaging Holdings	378	6,626
MTS Systems	865	40,958
Nanometrics *	162	5,194
National Instruments	2,946	144,266
NetApp	984	77,235
NETGEAR *	1,374	76,230
NIC	2,349	31,265
NVIDIA	1,209	254,893
NXP Semiconductors	4,351	326,281
Oclaro *	3,945	32,428
ON Semiconductor *	11,177	190,009

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
OneSpan *	1,461	$21,440
Oracle	1,438	70,232
OSI Systems *	505	34,926
Palo Alto Networks *	2,016	369,009
Park Electrochemical	290	5,121
Perficient *	1,865	46,662
Perspecta	4,419	108,221
Photronics *	3,562	34,694
Plexus *	1,362	79,541
Power Integrations	647	36,439
Progress Software	237	7,617
PTC *	567	46,726
Qorvo *	43	3,161
QUALCOMM	5,698	358,348
Qualys *	159	11,327
Rambus *	734	6,393
Red Hat *	93	15,963
Rogers *	92	11,322
salesforce.com *	7,428	1,019,420
Sanmina *	2,859	72,333
ScanSource *	1,301	50,583
Semtech *	1,237	55,591
ServiceNow *	3,534	639,795
Shopify, Cl A *	2,110	291,497
SolarEdge Technologies *	893	34,586
Splunk *	2,405	240,115
SPS Commerce *	100	9,309
Sykes Enterprises *	1,974	60,543
Symantec	12,818	232,647
Tableau Software, Cl A *	340	36,271
TE Connectivity	103	7,768
Teradyne	4,872	167,840
Texas Instruments	8,408	780,516
TiVo	5,281	58,091
Travelport Worldwide	5,199	77,777
Trimble *	1,338	50,014
TTM Technologies *	484	5,663
Tyler Technologies *	1,586	335,693
Ultimate Software Group *	1,360	362,617
Unisys *	1,943	35,771

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
Veeco Instruments *	2,659	$25,287
Viavi Solutions *	4,447	51,274
Virtusa *	165	8,182
Visa, Cl A	1,317	181,548
VMware, Cl A *	5,001	707,091
Western Digital	362	15,591
Workday, Cl A *	3,507	466,501
Xilinx	1,370	116,957
Zebra Technologies, Cl A *	1,133	188,419

		19,469,681

Materials — 1.4%
AdvanSix *	218	6,047
AK Steel Holding *	14,233	52,662
Avery Dennison	452	41,005
Balchem	660	61,809
Boise Cascade	1,690	52,035
Century Aluminum *	2,165	17,190
CF Industries Holdings	8,055	386,881
Clearwater Paper *	864	20,857
Domtar	92	4,261
DowDuPont	99	5,338
Eastman Chemical	693	54,297
Freeport-McMoRan	32,408	377,553
Hawkins	782	26,322
HB Fuller	1,233	54,819
Huntsman	1,606	35,139
Ingevity *	197	17,943
Innophos Holdings	1,010	29,593
Innospec	643	43,030
Kaiser Aluminum	700	66,759
KapStone Paper and Packaging	3,655	127,924
Koppers Holdings *	200	5,350
Kraton *	207	5,701
LyondellBasell Industries, Cl A	2,740	244,600
Materion	1,016	57,739
Neenah	117	9,414
Nucor	8,411	497,259
Packaging Corp of America	227	20,841
PH Glatfelter	1,954	34,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
United States — continued
Materials — continued
Quaker Chemical	270	$48,573
Rayonier Advanced Materials	2,038	25,230
Schweitzer-Mauduit International	1,053	33,612
Sherwin-Williams	25	9,837
Southern Copper	169	6,479
Steel Dynamics	5,555	219,978
Stepan	863	71,275
SunCoke Energy *	3,450	38,640
TimkenSteel *	1,966	22,865
Tredegar	1,345	25,017

		2,858,851

Real Estate — 0.6%
Acadia Realty Trust ‡	3,379	94,071
Agree Realty ‡	700	40,089
CareTrust ‡	2,391	42,225
CBL & Associates Properties ‡	8,357	27,578
CBRE Group, Cl A *	267	10,757
Cedar Realty Trust ‡	2,224	8,384
Chatham Lodging Trust ‡	3,104	60,528
Chesapeake Lodging Trust ‡	1,681	49,405
Community Healthcare Trust ‡	1,302	38,695
DiamondRock Hospitality ‡	8,548	89,327
Easterly Government Properties ‡	551	10,012
EastGroup Properties ‡	155	14,847
Extra Space Storage ‡	228	20,534
Franklin Street Properties ‡	7,101	49,423
Government Properties Income Trust ‡	4,530	40,000
Hersha Hospitality Trust, Cl A ‡	2,444	42,917
HFF, Cl A	192	7,056
Host Hotels & Resorts ‡	2,609	49,858
Independence Realty Trust ‡	5,787	57,349
Kite Realty Group Trust ‡	4,076	64,564
Lexington Realty Trust ‡	1,130	8,780
LTC Properties ‡	979	41,872
National Storage Affiliates Trust ‡	345	9,187
Pennsylvania Real Estate Investment Trust ‡	4,717	42,217
PS Business Parks ‡	87	11,362
Ramco-Gershenson Properties Trust ‡	802	10,651
RE/MAX Holdings, Cl A	1,157	43,261

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares/Face Amount	Value
United States — continued
Real Estate — continued
Retail Opportunity Investments ‡	2,996	$52,700
Simon Property Group ‡	513	94,146
Summit Hotel Properties ‡	677	7,799
Urstadt Biddle Properties, Cl A ‡	1,888	37,590
Washington Prime Group ‡	8,582	54,925
Weyerhaeuser ‡	116	3,089
Whitestone, Cl B ‡	670	9,018

		1,244,216

Utilities — 0.1%
AES	4,596	67,010
American Electric Power	86	6,309
CenterPoint Energy	2,576	69,578
Entergy	706	59,269
Hawaiian Electric Industries	340	12,682
Southern	667	30,035

		244,883

		60,143,812

TOTAL COMMON STOCK (Cost $120,193,063)		119,461,275

ASSET-BACKED SECURITIES — 6.9%
Automotive — 1.3%
Ford Credit Floorplan Master Owner Trust, Ser 2017-1, Cl A1 2.070%, 05/15/2022	$1,100,000	1,080,472
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A4 Callable 08/15/2019 @ $100 1.620%, 08/15/2022	1,555,000	1,539,447
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A3 Callable 02/15/2021 @ $100 1.740%, 08/16/2021	125,000	123,578

		2,743,497

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Credit Cards — 1.4%
American Express Credit Account Master Trust, Ser 2017-6, Cl A 2.040%, 05/15/2023	$1,500,000	$1,467,268
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4 1.990%, 07/17/2023	1,500,000	1,467,327

		2,934,595

Other Asset-Backed Securities — 4.2%
AIMCO CLO, Ser 2018-AA, Cl B Callable 04/17/2020 @ $100 3.849%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2031 (A)	750,000	741,675
Atrium XII, Ser 2017-12A, Cl DR Callable 01/22/2019 @ $100 5.269%, VAR ICE LIBOR USD 3 Month+2.800%, 04/22/2027 (A)	582,000	579,924
Dryden 57 CLO, Ser 2018-57A, Cl C Callable 05/15/2020 @ $100 3.590%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	608,000	596,588
Elevation CLO, Ser 2018-9A, Cl D 5.716%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2031 (A)	250,000	249,403
Greenwood Park CLO, Ser 2018-1A, Cl C Callable 04/15/2020 @ $100 4.136%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2031 (A)	250,000	245,987
Greenwood Park CLO, Ser 2018-1A, Cl D Callable 04/15/2020 @ $100 4.936%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/2031 (A)	375,000	364,164
Hayfin Kingsland VIII, Ser 2018-8A, Cl B Callable 04/20/2020 @ $100 3.949%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2031 (A)	1,425,000	1,403,625
Hayfin Kingsland VIII, Ser 2018-8A, Cl C Callable 04/20/2020 @ $100 4.369%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (A)	750,000	739,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

ASSET-BACKED SECURITIES — continued
	Face Amount/Shares	Value
Other Asset-Backed Securities — continued
Madison Park Funding, Ser 2018-30A, Cl C Callable 07/15/2019 @ $100 4.136%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2029 (A)	$275,000	$270,910
Mariner CLO, Ser 2018-5A, Cl C Callable 04/25/2020 @ $100 4.290%, VAR ICE LIBOR USD 3 Month+1.800%, 04/25/2031 (A)	415,000	405,758
Mariner CLO, Ser 2018-5A, Cl D Callable 04/25/2020 @ $100 5.140%, VAR ICE LIBOR USD 3 Month+2.650%, 04/25/2031 (A)	400,000	387,730
Mariner CLO, Ser 2018-6A, Cl C 4.310%, VAR ICE LIBOR USD 3 Month+1.950%, 07/28/2031 (A)	725,000	720,996
TCW CLO, Ser 2018-1A, Cl D 5.400%, VAR ICE LIBOR USD 3 Month+2.910%, 04/25/2031 (A)	750,000	740,551
TICP CLO VI, Ser 2018-5A, Cl DR Callable 07/17/2020 @ $100 5.599%, VAR ICE LIBOR USD 3 Month+3.150%, 07/17/2031 (A)	500,000	501,520
Voya CLO, Ser 2018-1A, Cl B Callable 04/19/2020 @ $100 4.143%, VAR ICE LIBOR USD 3 Month+1.800%, 04/19/2031 (A)	450,000	444,383
York CLO, Ser 2017-1A, Cl DR Callable 01/22/2020 @ $100 5.069%, VAR ICE LIBOR USD 3 Month+2.600%, 01/22/2031 (A)	250,000	242,004

		8,634,303

TOTAL ASSET-BACKED SECURITIES (Cost $14,443,231)		14,312,395

REGISTERED INVESTMENT COMPANIES — 4.8%
BB Biotech	1,515	95,219
Credit Suisse Floating Rate High Income Fund, Cl I	718,128	4,897,635
Goldman Sachs BDC	3,273	67,751
Golub Capital BDC	4,867	89,796

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

REGISTERED INVESTMENT COMPANIES — continued
	Shares/Face Amount(1)		Value
Nuveen Symphony Floating Rate Income Fund, Cl I		249,697	$4,871,582
TCG BDC		5,000	80,000

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $10,173,676)			10,101,983

SOVEREIGN DEBT — 2.9%
Australia Government Bond 3.750%, 04/21/2037	AUD	54,000	42,482
3.250%, 06/21/2039	AUD	39,000	28,555
3.000%, 03/21/2047	AUD	71,000	49,096
2.250%, 05/21/2028	AUD	87,000	59,613
Belgium Government Bond 4.250%, 03/28/2041 (A)	EUR	58,000	99,622
3.750%, 06/22/2045	EUR	49,000	80,671
Canadian Government Bond 5.750%, 06/01/2029	CAD	54,000	53,304
5.750%, 06/01/2033	CAD	10,000	10,566
5.000%, 06/01/2037	CAD	25,000	25,882
3.250%, 06/01/2021	CAD	44,000	34,162
2.750%, 06/01/2022	CAD	49,000	37,652
2.500%, 06/01/2024	CAD	68,000	51,779
2.250%, 06/01/2025	CAD	64,000	47,977
2.000%, 11/01/2020	CAD	61,000	46,036
2.000%, 09/01/2023	CAD	59,000	43,941
2.000%, 06/01/2028	CAD	62,000	45,132
1.750%, 03/01/2023	CAD	75,000	55,404
1.500%, 06/01/2023	CAD	69,000	50,326
1.500%, 06/01/2026	CAD	66,000	46,769
1.000%, 09/01/2022	CAD	86,000	61,963
1.000%, 06/01/2027	CAD	75,000	50,475
0.750%, 09/01/2020	CAD	90,000	66,456
0.750%, 03/01/2021	CAD	138,000	101,065
0.750%, 09/01/2021	CAD	59,000	42,846
0.500%, 03/01/2022	CAD	73,000	52,111
Denmark Government Bond 0.500%, 11/15/2027	DKK	378,000	58,219
French Republic Government Bond OAT 4.500%, 04/25/2041	EUR	15,000	27,227
4.000%, 10/25/2038	EUR	17,000	28,475

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Ireland Government Bond 2.000%, 02/18/2045	EUR	43,000	$51,112
1.700%, 05/15/2037	EUR	21,000	24,171
Italy Buoni Poliennali Del Tesoro 9.000%, 11/01/2023	EUR	16,000	23,445
6.500%, 11/01/2027	EUR	23,000	32,363
5.500%, 09/01/2022	EUR	86,000	108,336
5.500%, 11/01/2022	EUR	20,000	25,232
5.250%, 11/01/2029	EUR	15,000	19,721
4.750%, 09/01/2021	EUR	63,000	76,737
4.750%, 09/01/2044 (A)	EUR	33,000	41,797
3.750%, 03/01/2021	EUR	119,000	141,348
3.750%, 05/01/2021	EUR	91,000	107,942
3.750%, 08/01/2021	EUR	52,000	61,696
Japan Government Thirty Year Bond 2.500%, 09/20/2036	JPY	1,200,000	14,146
2.300%, 06/20/2035	JPY	4,000,000	45,678
2.300%, 12/20/2036	JPY	7,100,000	81,609
Japan Government Twenty Year Bond 1.000%, 12/20/2035	JPY	1,500,000	14,348
0.700%, 03/20/2037	JPY	5,000,000	45,228
0.600%, 06/20/2037	JPY	12,600,000	111,806
0.600%, 09/20/2037	JPY	16,200,000	143,411
0.600%, 12/20/2037	JPY	4,800,000	42,405
Mexican Bonos 7.500%, 06/03/2027	MXN	27,000,000	1,222,980
7.250%, 12/09/2021	MXN	27,000,000	1,277,782
Norway Government Bond 3.000%, 03/14/2024 (A)	NOK	147,000	18,648
1.750%, 03/13/2025 (A)	NOK	187,000	22,200
1.750%, 02/17/2027 (A)	NOK	187,000	21,949
1.500%, 02/19/2026 (A)	NOK	191,000	22,172
Portugal Obrigacoes do Tesouro OT 4.100%, 04/15/2037 (A)	EUR	19,000	25,997
4.100%, 02/15/2045 (A)	EUR	18,000	24,571
Spain Government Bond 6.000%, 01/31/2029	EUR	62,000	99,594
5.150%, 10/31/2028 (A)	EUR	71,000	107,064
5.150%, 10/31/2044 (A)	EUR	13,000	22,073
4.900%, 07/30/2040 (A)	EUR	13,000	21,096
United Kingdom Gilt 4.500%, 09/07/2034	GBP	82,000	145,393

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

SOVEREIGN DEBT — continued
	Face Amount(1)/Shares		Value
4.250%, 09/07/2039	GBP	108,000	$196,025
4.250%, 12/07/2040	GBP	57,000	104,748

TOTAL SOVEREIGN DEBT (Cost $6,371,448)			5,942,629

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bills 2.082%, 12/06/2018(C) (D)		$2,020,000	2,015,812
U.S. Treasury Notes 3.000%, 09/30/2025		144,000	143,319
2.875%, 07/31/2025		158,000	156,105
2.875%, 04/30/2025		135,000	133,518
2.750%, 08/31/2025		164,000	160,732
2.750%, 07/31/2023		108,000	106,882
2.250%, 10/31/2024		73,000	69,835
2.250%, 01/31/2024		114,000	109,832
2.250%, 12/31/2023		113,000	108,966
2.125%, 03/31/2024		114,000	108,968
2.125%, 02/29/2024		114,000	109,066
2.125%, 12/31/2022		88,000	85,058
2.000%, 10/31/2022		71,000	68,410
2.000%, 06/30/2024		82,000	77,637
1.875%, 10/31/2022		52,000	49,857
1.875%, 09/30/2022		30,000	28,792
1.875%, 07/31/2022		38,000	36,533
1.875%, 04/30/2022		96,000	92,558
1.875%, 02/28/2022		72,000	69,553
1.750%, 05/15/2023		149,000	141,247
1.750%, 06/30/2022		99,000	94,854
1.750%, 05/31/2022		96,000	92,070
1.625%, 04/30/2023		93,000	87,707
1.500%, 08/15/2026		103,000	91,594
1.500%, 03/31/2023		49,000	46,012

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,337,095)			4,284,917

EXCHANGE TRADED FUNDS — 1.6%
Invesco Global Listed Private Equity ETF		19,300	213,265
iShares Core S&P Small-Capital ETF		447	34,888

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

EXCHANGE TRADED FUNDS — continued
	Shares/Number of Rights	Value
iShares MSCI ACWI ETF	3,399	$233,647
iShares MSCI Brazil ETF	17,200	690,580
iShares MSCI Europe Financials ETF	60,000	1,108,201
iShares MSCI Indonesia ETF	38,300	842,983
iShares Russell 1000 Value ETF	282	33,865
iShares S&P Small-Capital 600 Value ETF	443	66,601
SPDR EURO STOXX Small Capital ETF	2,300	124,844
SPDR S&P 500 ETF Trust	154	41,677

TOTAL EXCHANGE TRADED FUNDS (Cost $3,449,301)		3,390,551

PREFERRED STOCK — 0.3%
Brazil — 0.1%
Banco Bradesco 3.260%,	4,500	41,233
Itau Unibanco Holding 0.420%,	11,400	150,530
Lojas Americanas **	17,500	87,512

		279,275
Germany — 0.1%
FUCHS PETROLUB **	1,900	88,104
Sartorius 0.570%,	929	134,685
Schaeffler 3.391%,	4,517	47,744

		270,533
South Korea — 0.1%
LG Household & Health Care **	137	88,003

TOTAL PREFERRED STOCK (Cost $640,373)		637,811

RIGHTS — 0.0%
Spain — 0.0%
Banco Santander *†	184,916	7,184

United States — 0.0%
Schulman *†	1,780	3,560

TOTAL RIGHTS (Cost $—)		10,744

TOTAL INVESTMENTS — 76.0% (Cost $159,608,187)		$158,142,305

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

Percentages are based on Net Assets of $208,058,365.

*	Non-income producing security.
**	There’s currently no rate available.
†	Expiration date unavailable
‡	Real Estate Investment Trust
(1)	In local currency.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of October 31, 2018 was $9,983,729 and represents 4.8% of Net Assets.

(B)	Security considered Master Limited Partnership. At October 31, 2018, these securities amounted to $141,976 or 0.1% of net assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	All or a portion of this security has been pledged as collateral for open futures contracts.

ACWI — All Country World Index

ADR — American Depositary Receipt

AUD — Australian Dollar

BDC — Business Development Company

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound

ICE — Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

OAT — Obligations Assimilables du Tresor

S&P — Standard & Poor’s

Ser — Series

SGX — Singapore Exchange Limited

SPDR — Standard & Poor’s Depositary Receipt

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	12/19/18	USD	17,490,869	EUR	15,010,000	$(412,145)
Morgan Stanley	12/19/18	USD	6,542,339	INR	477,680,000	(133,309)
Morgan Stanley	12/19/18	USD	27,206,319	JPY	3,032,462,200	(212,372)
Morgan Stanley	12/19/18	GBP	342,600	USD	451,161	12,108
Morgan Stanley	12/19/18	EUR	1,113,000	USD	1,300,246	33,849
Morgan Stanley	12/19/18	AUD	252,500	USD	180,881	1,974
Morgan Stanley	12/19/18	CAD	1,222,700	USD	938,350	8,578
Morgan Stanley	12/19/18	DKK	381,400	USD	59,541	1,356
Morgan Stanley	12/19/18	JPY	288,561,500	USD	2,582,114	13,438
Morgan Stanley	12/19/18	NOK	725,000	USD	88,053	1,844
Morgan Stanley	12/19/18	USD	5,061,268	GBP	3,900,000	(63,286)

						$(747,965)

The open futures contracts held by the Fund at October 31, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	5	Dec-2018	$179,037	$180,883	$2,534
MSCI EAFE Index E-MINI	(40)	Dec-2018	(3,861,946)	(3,625,000)	236,946
MSCI Emerging Markets	(30)	Dec-2018	(1,531,324)	(1,435,050)	96,274
Russell 1000 Index E-MINI	89	Dec-2018	5,553,243	5,247,440	(305,803)
Russell 2000 Index E-MINI	73	Dec-2018	5,680,203	5,518,435	(161,768)
S&P 500 Index E-MINI	(78)	Dec-2018	(11,297,658)	(10,573,290)	724,368
SGX Nifty 50	287	Nov-2018	5,897,572	5,962,138	64,566
TOPIX Index	13	Dec-2018	1,937,842	1,890,637	(37,612)
U.S. 10-Year Treasury Notes	56	Dec-2018	6,603,762	6,632,500	28,738
U.S. 5-Year Treasury Notes	178	Dec-2018	19,991,653	20,004,141	12,488

			$29,152,384	$29,802,834	$660,731

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

The following table summarizes the inputs used as of October 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$2,899,599	$—	$—	$2,899,599
Austria	473,065	—	—	473,065
Belgium	642,757	—	—	642,757
Brazil	4,121,595	—	—	4,121,595
Canada	1,790,322	—	—	1,790,322
Chile	93,151	—	—	93,151
China	560,603	—	—	560,603
Czech Republic	183,119	—	—	183,119
Denmark	948,739	—	—	948,739
Finland	330,732	—	—	330,732
France	3,583,439	—	—	3,583,439
Germany	3,346,986	—	—	3,346,986
Hong Kong	904,974	—	—	904,974
Indonesia	3,548,543	—	—	3,548,543
Ireland	553,150	—	—	553,150
Italy	1,781,128	—	—	1,781,128
Japan	15,955,006	—	—	15,955,006
Luxembourg	39,412	—	—	39,412
Mexico	113,020	—	—	113,020
Netherlands	2,028,157	—	—	2,028,157
Norway	953,271	—	—	953,271
South Africa	56,273	—	—	56,273
South Korea	797,485	—	—	797,485
Spain	2,489,910	—	—	2,489,910
Sweden	2,556,043	—	—	2,556,043
Switzerland	2,638,576	—	—	2,638,576
Taiwan	602,674	—	—	602,674
United Kingdom	5,325,734	—	—	5,325,734
United States	60,143,812	—	—	60,143,812

Total Common Stock	119,461,275	—	—	119,461,275

Asset-Backed Securities	—	14,312,395	—	14,312,395
Registered Investment Companies	10,101,983	—	—	10,101,983
Sovereign Debt	—	5,942,629	—	5,942,629
U.S. Treasury Obligations	—	4,284,917	—	4,284,917
Exchange Traded Funds	3,390,551	—	—	3,390,551
Preferred Stock	637,811	—	—	637,811
Rights	10,744	—	—	10,744

Total Investments in Securities	$133,602,364	$24,539,941	$—	$158,142,305

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign
Currency Contracts*
Unrealized Appreciation	$—	$73,147	$—	$73,147
Unrealized Depreciation	—	(821,112)	—	(821,112)
Futures Contracts*
Unrealized Appreciation	1,165,914	—	—	1,165,914
Unrealized Depreciation	(505,183)	—	—	(505,183)

Total Other Financial Instruments	$660,731	$(747,965)	$—	$(87,234)

*	Forward contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the year ended October 31, 2018, there were transfers between Level 2 and Level 1 assets and liabilities in the amount of $912,563. The primary reason for changes in the classifications between Levels 2 and 1 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. All transfers were considered to have occurred as of the end of the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $159,608,187)	$158,142,305
Foreign Currency, at Value (Cost $300,036)	280,953
Cash	48,130,766
Cash Pledged as Collateral for Forward Foreign Currency Contracts	2,120,000
Dividend and Interest Receivable	396,387
Variation Margin Receivable	149,608
Receivable for Investment Securities Sold	118,054
Unrealized Appreciation on Forward Foreign Currency Contracts	73,147
Reclaim Receivable	73,118
Unrealized Appreciation on Foreign Spot Currency Contracts	17
Other Prepaid Expenses	9,323

Total Assets	209,493,678

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Contracts	821,112
Variation Margin Payable	204,473
Payable for Investment Securities Purchased	123,667
Payable for Capital Shares Redeemed	107,065
Payable due to Investment Adviser	44,748
Payable due to Administrator	20,137
Chief Compliance Officer Fees Payable	2,050
Cash Collateral for Futures due to Broker	1,978
Shareholder Servicing Fees Payable	1,464
Payable due to Trustees	440
Unrealized Depreciation on Foreign Spot Currency Contracts	17
Other Accrued Expenses and Other Payables	108,162

Total Liabilities	1,435,313

Net Assets	$208,058,365

NET ASSETS CONSIST OF:
Paid-in Capital	$206,950,788
Total Distributable Earnings	1,107,577

Net Assets	$208,058,365

Institutional Shares:
Net Assets	$204,938,796
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	19,410,870
Net Asset Value, Offering and Redemption Price Per Share	$10 .56

Investor Servicing Shares:
Net Assets	$3,119,569
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	295,556
Net Asset Value, Offering and Redemption Price Per Share	$10 .55

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS
Year Ended October 31, 2018
Investment Income:
Dividends	$2,925,492
Interest	1,194,285
Less: Taxes Withheld	(206,016)

Total Investment Income	3,913,761

Expenses:
Investment Advisory Fees	1,377,830
Administration Fees	220,452
Trustees’ Fees	14,976
Chief Compliance Officer Fees	5,726
Shareholder Servicing Fees, Investor Shares	3,173
Custodian Fees	145,695
Pricing Fees	86,829
Transfer Agent Fees	61,497
Registration and Filing Fees	43,651
Legal Fees	41,533
Printing Fees	36,695
Audit Fees	25,000
Other Expenses	19,649

Total Expenses	2,082,706

Less:
Waiver of Investment Advisory Fees	(841,882)

Net Expenses	1,240,824

Net Investment Income	2,672,937

Net Realized Gain (Loss) on:
Investments	1,840,672
Futures Contracts	805,808
Forward Foreign Currency Contracts	(871,514)
Foreign Currency Transactions	(171,896)

Net Realized Gain (Loss)	1,603,070

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,690,550)
Futures Contracts	176,556
Foreign Capital Gains Tax on Appreciated Securities	9,540
Forward Foreign Currency Contracts	(1,066,184)
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(15,933)

Net Change in Unrealized Appreciation (Depreciation)	(12,586,571)

Net Realized and Unrealized Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(10,983,501)

Net Decrease in Net Assets Resulting from Operations	$(8,310,564)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$2,672,937	$2,271,471
Net Realized Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,603,070	6,272,251
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Forward Foreign Currency Contracts, Foreign Currency Transactions and Translation of Other Assets, Foreign Capital Gains Tax on Appreciated Securities and Liabilities Denominated in Foreign Currencies	(12,586,571)	8,789,857

Net Increase (Decrease) in Net Assets Resulting From Operations	(8,310,564)	17,333,579

Distributions:(1)
Institutional Shares	(9,213,572)	(3,115,058)
Investor Servicing Shares	(31,215)	(2,356)

Total Distributions	(9,244,787)	(3,117,414)

Capital Share Transactions:(2)
Institutional Shares
Issued	67,051,915	57,446,606
Reinvestment of Distributions	8,648,189	3,115,058
Redeemed	(10,947,676)	(19,008,284)

Net Institutional Shares Transactions	64,752,428	41,553,380

Investor Servicing Shares
Issued	2,767,272	412,500
Reinvestment of Distributions	31,216	2,356
Redeemed	(123)	–

Net Investor Servicing Shares Transactions	2,798,365	414,856

Net Increase in Net Assets From Capital Share Transactions	67,550,793	41,968,236

Total Increase in Net Assets	49,995,442	56,184,401

Net Assets:
Beginning of Year	158,062,923	101,878,522

End of Year(3)	$208,058,365	$158,062,923

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 13).
(2)	See Note 9 in the Notes to Financial Statements.
(3)	Includes undistributed net investment income of $1,949,278, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Year/Period

	Institutional Shares

	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Year/Period	$11.59	$10.51	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.16	0.18	0.14
Net Realized and Unrealized Gain (Loss)	(0.54)	1.14	0.37

Total from Investment Operations	(0.38)	1.32	0.51

Dividends and Distributions:
Net Investment Income	(0.21)	(0.13)	–
Net Realized Gains	(0.44)	(0.11)	–

Total Dividends and Distributions	(0.65)	(0.24)	–

Net Asset Value, End of Year/Period	$10.56	$11.59	$10.51

Total Return†	(3.60)%	12.79%	5.10%‡

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$204,939	$157,511	$101,773
Ratio of Expenses to Average Net Assets	0.67%	0.50%	0.50%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.13%	1.17%	1.48%	††
Ratio of Net Investment Loss to Average Net Assets	1.46%	1.66%	2.10%	††
Portfolio Turnover Rate	109%	124%	90%‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover and total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Year/Period

	Investor Servicing Shares

	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Year/Period	$11.60	$10.53	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.16	0.17	0.14
Net Realized and Unrealized Gain (Loss)	(0.57)	1.14	0.39

Total from Investment Operations	(0.41)	1.31	0.53

Dividends and Distributions:
Net Investment Income	(0.20)	(0.13)	–
Net Realized Gains	(0.44)	(0.11)	–

Total Dividends and Distributions	(0.64)	(0.24)	–

Net Asset Value, End of Year/Period	$10.55	$11.60	$10.53

Total Return†	(3.81)%	12.67%	5.30%‡

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$3,119	$552	$106
Ratio of Expenses to Average Net Assets	0.87%	0.56%	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.30%	1.16%	1.48%††
Ratio of Net Investment Loss to Average Net Assets	1.39%	1.55%	2.08%††
Portfolio Turnover Rate	109%	124%	90%‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover and total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 23 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek absolute return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk,

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2018, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund enters into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of October 31, 2018, if applicable.

For the year ended October 31, 2018, the average monthly balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$(30,260,537)
Average Monthly Notional Contracts Sold	$7,174,527

Futures Contracts — The Fund utilized futures contracts during the year ended October 31, 2018. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2018.

For the year ended October 31, 2018, the average monthly notional amount of futures contracts held were as follows:

Average Monthly Notional Balance Long	$25,277,538
Average Monthly Notional Balance Short	$(14,008,771)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of October 31, 2018, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$1,124,688	*	Net Assets — Unrealized depreciation on futures contracts	$505,183	*
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	41,226	*	Net Assets — Unrealized depreciation on futures contracts	-	*
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	73,147	*	Net Assets — Unrealized depreciation on forward foreign currency contracts	821,112	*

Total Derivatives not accounted for as hedging instruments		$1,239,061			$1,326,295

*Includes cumulative appreciation (depreciation) of futures and forward contacts as reported in the Schedule of Investments

The effective of derivative instruments on the Statement of Operations for the year ended October 31, 2018, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$-	$(871,514)	$(871,514)
Equity contracts	805,808	—	805,808

Total	$805,808	$(871,514)	$(65,706)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$-	$(1,066,184)	$(1,066,184)
Equity contracts	135,330	—	135,330
Interest rate contracts	41,226	—	41,226

Total	$176,556	$(1,066,184)	$(889,628)

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of October 31, 2018:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received)†	Net Amount‡
	Forward Foreign Currency Contracts
Morgan Stanley	$73,147	$(821,112)	$(747,965)	$747,965	$-

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡	Represents receivable from/payable to counterparty in the event of default.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2018, the Fund paid $220,452 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the year ended October 31, 2018, the Investor Servicing Shares paid $3,173 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until February 28, 2018 (the “Expense Limitation”). In addition, the Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (not including excluded expenses) from exceeding 0.75% of the average daily net assets of the Fund’s Institutional Shares and Investor Servicing Shares during the period from March 1, 2018 through February 28, 2019. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2019. As of October 31, 2018, the fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $531,029, $910,931 and $841,882 expiring in 2019, 2020 and 2021, respectively.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended October 31, 2018, were as follows:

Purchases
U.S. Government	$6,255,218
Other	203,842,825
Sales
U.S. Government	$4,514,264
Other	162,283,629

9. Share Transactions:

	Year Ended October 31, 2018	Year Ended October 31, 2017
Institutional Shares
Issued	6,023,716	5,414,843
Reinvestment of Distributions	759,259	302,047
Redeemed	(963,129)	(1,807,178)

Total Institutional Shares Transactions	5,819,846	3,909,712

Investor Servicing Shares
Issued	245,258	37,331
Reinvestment of Distributions	2,740	228
Redeemed	(11)	–

Total Investor Servicing Shares Transactions	247,987	37,559

Net Increase in Shares Outstanding From Share Transactions	6,067,833	3,947,271

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Permanent book and tax basis differences which are primarily attributable to foreign currency transactions, paydown gains and losses on investments, PFIC gains, REIT adjustments and MLP transactions have been reclassified to/from the following accounts during the year ended October 31, 2018:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/Loss
$(887,190)	$887,190

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends or distributions declared during the years ended October 31.

	Ordinary Income	Long-Term Capital Gain	Total
2018	$6,920,721	$2,324,066	$9,244,787
2017	3,069,852	47,562	3,117,414

As October 31, 2018 of the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains	$4,607,117
Unrealized Depreciation	(3,498,238)
Other Temporary Differences	(1,302)

Total Distributable Earnings	$1,107,577

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to PFIC and MLPs, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$161,665,786	$9,603,081	$(13,101,319)	$(3,498,238)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Asset Allocation Risk – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small- and Mid-Capitalization Company Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stocks Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security

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may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal

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and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Foreign Sovereign Debt Securities Risk – The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

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Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Bank Obligations Risk – The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Securities Lending Risk – Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index.

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Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Risks of Investing in Other Investment Companies – To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Unregistered Funds Risk – Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

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Affiliated Fund Risk – Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with

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smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

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Active Trading Risk – The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.

12. Other:

At October 31, 2018, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
PineBridge Dynamic Asset Allocation Fund
Institutional Shares	4	69%
Investor Servicing Shares	1	96%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and net realized. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

Class	Net Investment Income	Net Realized Gains
Institutional Shares	$1,726,220	$1,388,838
Investor Servicing Shares	1,303	1,053

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14. New Accounting Pronouncement:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

15. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of October 31, 2018.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of

PineBridge Dynamic Asset Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PineBridge Dynamic Asset Allocation Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund III (the “Trust”)) as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund III) at October 31, 2018, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended October 31, 2017 and the financial highlights for the year ended October 31, 2017 and the period from March 2, 2016 (commencement of operations) through October 31, 2016, were audited by other auditors whose report dated December 26, 2017, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and

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Report of Independent Registered Public Accounting Firm – concluded performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PineBridge Investments LLC investment companies since 2018.

Philadelphia, Pennsylvania

December 28, 2018

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2018 to October 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Annualized Expense Ratios	Expenses Paid During Period*
PineBridge Dynamic Asset Allocation Fund — Institutional
Actual Portfolio Return	$1,000.00	$938.70	0.75%	$3.66
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
PineBridge Dynamic Asset Allocation Fund — Investor Servicing
Actual Portfolio Return	$1,000.00	$936.90	0.90%	4.39
Hypothetical 5% Return	1,000.00	1,020.70	0.90	4.58

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown.)

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may be

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES 2 3
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees[4] (since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.
INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 23 funds in The Advisors’ Inner Circle Fund III.
4	Mr. Doran may be deemed to be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

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deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-523-8637. The following chart lists Trustees and Officers as of October 31, 2018.

Other Directorships Held in the Past Five Years[4]

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust and JP Morgan Active ETFs.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of Rochdale Investment Trust to 2013. Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

4

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies) or other investment companies under the 1940 Act..

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis, & Bockius LLP from 2006 to 2010.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

Other Directorships Held in the Past Five Years

None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
ROBERT MORROW (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) Anti-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

Other Directorships Held in the Past Five Years

None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2018, the Fund is designating the following items with regard to distributions paid during the year.

Ordinary Income Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Foreign Tax Credit(6)
74.86%	25.14%	100.00%	20.97%	28.44%	4.14%	0.35%	100.00%	0.00%

1.

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.

The percentage of this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2018. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2018. The total amount of foreign source income is $0 and the total amount of foreign tax paid is $0. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2018. Complete information will be computed and reported with your 2018 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

APPROVAL OF INVESTMENTADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on September 12, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

performance was satisfactory, or, where the Fund’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2018

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

PineBridge Dynamic Asset Allocation Fund

P.O. Box 588

Portland, ME 04112

1- 877-225-4164

Investment Adviser:

PineBridge Investments LLC

399 Park Avenue, 4th Floor

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-AR-001-0300

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Thomas Lemke and Jay Nadel, and each of Messrs. Lemke and Nadel is considered to be “independent” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$378,215	None	None	$335,100	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$60,000(2)	None	None	$270,028
(d)	All Other Fees	None	None	$10,000	None	None	$14,003

(2)	Tax return preparation fees for affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$82,560	None	None	$26,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$63,500	None	None	$26,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1) Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $70,000 and $284,031 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2019

*	Print the name and title of each signing officer under his or her signature.